Property, Plant & Equipment	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, Plant & Equipment	Property, Plant & Equipment
Property, plant & equipment consists of the following ($000):

June 30,	2025	2024
Land and land improvements	$59,543	$66,156
Buildings and improvements	881,578	774,991
Machinery and equipment	2,188,509	2,034,310
Construction in progress	363,129	398,884
Finance lease right-of-use asset	—	25,000
	3,492,759	3,299,341
Less accumulated depreciation	(1,615,252)	(1,482,082)
Property, plant, and equipment, net	$1,877,507	$1,817,259